Equity - Financial Liabilities and Equity (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Apr. 01, 2015
Equity and liabilities [abstract]
Financing liabilities	¥ 6,799,010	¥ 6,809,118
Equity	¥ 8,234,095	¥ 7,569,626	¥ 7,031,788	¥ 7,382,821